Basis of preparation	12 Months Ended
Nov. 30, 2024
Texts Block [Abstract]
Basis of preparation
1.	Basis of preparation
Share consolidation
On July 19, 2023, the Board of Directors approved a consolidation of the issued and outstanding common shares (the “Common Shares”) on the basis of one for four
(1-for-4)
common shares (the “Consolidation”) effective July 31, 2023. All references in these Financial Statements to the number of common shares, warrants and options including exercise prices, and basic and diluted loss per share have been retrospectively adjusted and restated to reflect the effect of the Consolidation for all periods presented.
Statement of compliance
The Financial Statements of the Company have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).
These Financial Statements were authorized for issue by the Board of Directors on February 25, 2025.

Going concern uncertainty
As part of the preparation of these Financial Statements, management is responsible for identifying events or conditions that indicate a material uncertainty exists that casts substantial doubt on the Company’s ability to continue as a going concern. Substantial doubt regarding the Company’s ability to continue as a going concern exists if events or conditions, considered collectively, indicate that the Company may be unable to honor its obligations as they fall due during a period of at least, but not limited to, 12 months from November 30, 2024. If the Company concludes that events or conditions indicate material uncertainty exists on its ability to continue as a going concern, it must assess whether management’s plans developed to mitigate these events or conditions address the material uncertainty.
For the year ended November 30, 2024, the Company incurred a net loss of $8,306 (2023-$23,957; 2022-$47,237) and had positive cash flows from operating activities of $2,379 (2023- negative $5,678; 2022 negative $14,692). As at November 30, 2024, cash amounted to $5,899 and bonds and money market funds amounted to $3,937 and the accumulated deficit is $416,887. The Company’s ability to continue as a going concern requires the Company to continue to achieve positive cash flows through revenues generation and managing expenses, and meet the covenants of the TD Credit Agreement and the IQ Credit Agreement at all times, which require testing on a quarterly basis.
On January 9, 2025, the Company announced a temporary supply disruption for
 EGRIFTA SV
®
caused by an unexpected voluntary shutdown of the Company’s contract manufacturer’s facility in the third quarter of

2024 following an inspection by the US Food and Drug Administration. The manufacturer has resumed manufacturing of
EGRIFTA SV
®
, in November 2024. In order to resume distribution of
 EGRIFTA SV
®
, the Company was required to file a Prior Approval Supplement (“PAS”) with the FDA describing the changes made by its manufacturer. The Company filed the PAS on December 18, 2024. A PAS is usually reviewed by the FDA within four months of receipt.
On February 13, 2025, the FDA, via its Drug Shortage Staff, indicated that it would allow the Company to sell and distribute newly manufactured batches of
EGRIFTA SV
®
even though the product was manufactured without an approved PAS, thereby allowing the Company to sell two manufactured batches of
EGRIFTA SV
®
, representing up to six months of supply. Distribution of the product has resumed on February 13, 2025.
In its communication of February 13, 2025, the FDA indicated that if the Company plans to submit a new or updated proposal to continue mitigating this shortage beyond these two batches, the Company should submit the shortage mitigation proposal to the Drug Shortage Staff so that the FDA can evaluate the proposal. The Company’s contract manufacturer has already manufactured one additional batch of
EGRIFTA SV
®
, and two additional batches are planned before the end of the third quarter of 2025.
The Company’s ability to continue generating revenues through the sale of
EGRIFTA SV
®
and to be able to meet the Adjusted EBITDA covenants at all times, to be tested on a quarterly basis, contained in the TD Credit Agreement and the IQ Credit Agreement for a period of at least, but not limited to, 12 months from November 30, 2024, involves significant judgement and is dependent on the full resumption of the distribution of
EGRIFTA SV
®
, which is dependant on FDA approval. Should management’s plans not materialize, the Company may be in default under the TD Credit Agreement and the IQ Credit Agreement, be forced to reduce or delay expenditures and capital additions or sell or liquidate its assets. Portions of management’s plans are outside of their control such as the timing of full resumption of product distribution which requires FDA approval. Therefore, there are scenarios wherein events or conditions combine to create material uncertainty and cast substantial doubt about the Company’s ability to continue as a going concern.

Going concern uncertainty
(continued)

These Financial Statements have been prepared assuming the Company will continue as a going concern, which assumes the Company will continue its operations in the foreseeable future and will be able to realize its assets and discharge its liabilities and commitments in the normal course of business. These Financial Statements do not include any adjustments to the carrying values and classification of assets and liabilities and reported expenses that might result from the outcome of this uncertainty and that may be necessary if the going concern basis was not appropriate for these Financial Statements. If the Company was unable to continue as a going concern, material impairment of the carrying values of the Company’s assets, including intangible assets, could be required.
Basis of measurement
The Company’s Financial Statements have been prepared on a going concern and historical cost basis, except for the following which are measured at fair value:

•	bonds and money market funds,

•	derivative financial assets and liabilities,

•	liabilities related to cash-settled share-based arrangements,

•	equity-classified share-based payment arrangements are measured at fair value at the grant date pursuant to IFRS 2, Share -based Payment .
The methods used to measure fair value are discussed further in Note 24.
Functional currency
The Company’s functional currency is the United States dollar (“USD”).
Use of estimates and judgments
The preparation of the Company’s Financial Statements in conformity with IFRS requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Financial Statements and the reported amounts of revenues and expenses during the reporting year.

Key sources of estimation uncertainty
Key sources of estimation uncertainty that have a significant risk of resulting in a material adjustment to the carrying amount of assets and liabilities within the next financial year are as follows:
Sales allowances
Management uses judgment in estimating provisions for sale allowances such as cash discounts, returns, rebates and chargebacks, including potential clawbacks in certain jurisdictions when pricing terms are based on temporary use authorizations and thus subject to future negotiation. The product revenue recognized quarter over quarter is net of these estimated allowances. Such estimates require the need to make estimates about matters that are inherently uncertain. These estimates take into consideration historical experience, current contractual and statutory requirements, specific known market events and trends such as competitive pricing and new product introductions, estimated inventory levels, and the shelf life of products. If actual future results vary, these estimates need to be adjusted, with an effect on sales and earnings in the period of the adjustment (refer to Notes 2 “Revenue recognition” and 3 for additional information).
Recoverability of inventories
The Company regularly reviews inventory to determine whether the inventory cost exceeds its net realizable value. The determination of the net realizable value requires management to make estimates and use judgement in considering shelf life of a product, the effects of technological changes and new product introductions.
Other
Other areas of judgment and uncertainty are related to the estimation of accruals for clinical trial expenses, the recoverability of intangible assets, the measurement of derivative financial assets, the measurement of share-based
arrangements, the Marathon Warrants and gain or loss on amendments to the Marathon Credit Agreement.
The Company is subject to risks and uncertainties that may cause actual results to differ from estimated amounts, such as changes in the healthcare environment, competition, litigation, legislation and regulations. Management regularly evaluates estimates and assumptions using historical experience and expectations about the future. Management adjusts estimates and assumptions when facts and circumstances indicate the need for change. Revisions to accounting estimates are recognized in the year in which the estimates are revised and in any future years affected.